Harbor Strategic Growth Fund
Harbor Strategic Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Strategic Growth Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[1]	0.66%	0.66%	0.78%	0.58%
Acquired Fund Fees and Expenses	[1],[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	1.52%	1.64%	1.19%
Expense Reimbursement	[3]	(0.56%)	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	0.71%	0.96%	1.08%	0.63%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The acquired fund fees and expenses ("AFFE") are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal year in investment companies and other pooled investment vehicles. Because these costs are indirect, the total annual fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund's financial highlights table because that ratio does not include the AFFE.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any) and the AFFE, to 0.70%, 0.95%, 1.07% and 0.62% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2019. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Strategic Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	73	289	586	1,432
Administrative Class	98	367	720	1,714
Investor Class	110	405	783	1,847
Retirement Class	64	264	543	1,341

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate for the period July 1, 2015 through June 30, 2016 was 40%. The portfolio turnover rate shown is that of the Mar Vista Strategic Growth Fund (the "Predecessor Fund").

Principal Investment Strategy

The Fund invests in equity securities that are determined by the Subadviser to have strong growth characteristics and that are undervalued in the marketplace. Under normal market conditions, the Fund invests primarily (at least 65% of its net assets) in equity securities, principally common and preferred stocks, of U.S. companies. The Fund tends to invest more significantly in equity securities of companies with larger market capitalizations, but may also invest in equity securities of companies with mid and small market capitalizations.

In selecting securities, the Subadviser seeks to invest in businesses that it believes can grow excess returns on capital into the future and which the Subadviser believes trade at a discount to fair value of the companies. The Subadviser utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

The Subadviser generally sells a stock when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or the stock achieves the Subadviser's estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual number of portfolio holdings may vary due to market conditions. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that the Subadviser believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs") and may from time to time invest in foreign securities, including American Depositary Receipts ("ADRs").

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Small and Mid Cap Risk: The Fund's performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

IPO Risk: An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

Limited Number of Holdings Risk: Because the Fund typically invests in approximately 30 to 50 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

The Fund is newly organized. The Fund acquired the assets and assumed the then existing known liabilities of the Predecessor Fund on March 6, 2017, and the Fund is the performance successor of the reorganization. This means that the Predecessor Fund's performance and financial history have been adopted by the Fund and will be used going forward from the date of reorganization. In the reorganization, former shareholders of the Predecessor Fund received Institutional Class shares of the Fund. Accordingly, the performance of the Institutional Class of the Fund reflects the performance of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the estimated annual operating expenses of Institutional Class shares of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would therefore have had different performance results.

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	12.94%	Q1 2012
Worst Quarter	-5.13%	Q3 2015

Average Annual Total Returns — As of December 31, 2016
Because the Predecessor Fund did not offer Administrative, Investor or Retirement Class shares and the Administrative, Investor and Retirement Class shares of the Fund have not yet commenced operations as of the date of this Prospectus, no performance information is shown for those share classes.
Average Annual Total Returns - Harbor Strategic Growth Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class	[1]	5.48%	13.42%		13.22%	Nov. 01, 2011
Institutional Class | After Taxes on Distributions		5.24%	12.59%		12.16%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		3.30%	10.81%		10.44%
Russell 1000® Growth (reflects no deduction for fees, expenses or taxes)	[2]	7.08%	14.50%		14.49%
[1]	The Fund commenced operations on March 6, 2017. The performance attributed to the Institutional Class shares prior to that date is that of the Predecessor Fund's Institutional Shares.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.